6. Pro-Forma Financial Information (unaudited) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Abstract]
Unaudited pro-forma data
Three Months Ended
March 31, 2015
Net revenues	$14,566,395
Operating income (loss)	(2,313,408)
Net loss per share – basic and fully diluted	$(0.04)

	December 31, 2015	December 31, 2014
Net revenues	$34,390,577	$61,454,454
Operating loss	(12,841,292)	(7,109,581)
Net loss per share – basic	$(0.18)	$(0.18)
Net loss per share- diluted	$(0.18)	$(0.18)